Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)

Equity Funds — 49.6%
BlackRock Advantage Emerging Markets Fund, Class K	465,328	$6,072,524
BlackRock Tactical Opportunities Fund, Class K	401,068	5,538,750
Diversified Equity Master Portfolio	$29,655,214	29,655,214
International Tilts Master Portfolio	$7,958,568	7,958,568
iShares Developed Real Estate Index Fund, Class K	248,970	2,601,741
iShares MSCI EAFE Small-Cap ETF(b)	47,862	3,438,406

		55,265,203

Fixed-Income Funds — 44.8%
CoreAlpha Bond Master Portfolio	$15,691,500	15,691,500
iShares Core U.S. Aggregate Bond ETF	118,435	13,481,456
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	10,259	1,334,183
iShares TIPS Bond ETF(b)	64,396	8,081,698
Master Total Return Portfolio	$11,274,736	11,274,736

		49,863,573

Security	Shares	Value
Money Market Funds — 15.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	12,696,878	$12,704,496
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	4,402,404	4,402,404

		17,106,900

Total Investments — 109.8% (Cost: $110,807,028)		122,235,676

Liabilities in Excess of Other Assets — (9.8)%		(10,908,915)

Net Assets — 100.0%		$111,326,761

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$5,603,740	$233,704		$—	$—	$235,080	$6,072,524	465,328	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,373,808	9,330,688	(a)	—	—	—	12,704,496	12,696,878	2,392	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,042,706	2,359,698	(a)	—	—	—	4,402,404	4,402,404	187		—
BlackRock Tactical Opportunities Fund, Class K	5,176,584	420,844		—	—	(58,678)	5,538,750	401,068	—		—
CoreAlpha Bond Master Portfolio	14,328,474	1,950,219	(a)	—	(118,436)	(468,757)	15,691,500	$15,691,500	86,332		—
Diversified Equity Master Portfolio	27,839,641	735,659	(a)	—	1,164,986	(85,072)	29,655,214	$29,655,214	62,422		—
International Tilts Master Portfolio	7,644,872	137,917	(a)	—	393,664	(217,885)	7,958,568	$7,958,568	44,801		—
iShares Core U.S. Aggregate Bond ETF	12,277,341	1,677,482		—	—	(473,367)	13,481,456	118,435	41,937		—
iShares Developed Real Estate Index Fund, Class K	2,339,931	120,761		—	—	141,049	2,601,741	248,970	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,083,077	313,039		—	—	(61,933)	1,334,183	10,259	4,206		—
iShares MSCI EAFE Small-Cap ETF	3,271,368	—		—	—	167,038	3,438,406	47,862	—		—
iShares TIPS Bond ETF	7,430,889	893,358		(113,480)	(1,797)	(127,272)	8,081,698	64,396	—		—
Master Total Return Portfolio	10,291,413	1,643,364	(a)	—	(40,993)	(619,048)	11,274,736	$11,274,736	118,069		—

					$1,397,424	$(1,568,845)	$122,235,676		$360,346		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	14	04/16/21	$1,410	$(13,773)
Topix Index	8	06/10/21	1,412	40,493
10-Year Australian T-Bond	49	06/15/21	5,140	(34,106)
S&P/TSE 60 Index	8	06/17/21	1,415	8,175
FTSE/MIB Index	10	06/18/21	1,430	34,953
MSCI EAFE Index	13	06/18/21	1,425	(6,288)
Russell 2000 E-Mini Index	34	06/18/21	3,778	(90,269)
10-Year Canada Bond	47	06/21/21	5,190	(135,912)

				(196,727)

Short Contracts
FTSE 100 Index	8	06/18/21	737	(51)
S&P 500 E-Mini Index	4	06/18/21	793	(16,091)
S&P 500 Micro E-Mini Index	7	06/18/21	139	(11)
10-Year U.S. Treasury Note	27	06/21/21	3,535	69,248
10-Year U.S. Ultra Long Treasury Note	19	06/21/21	2,730	114,065

				167,160

				$(29,567)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	161,000	USD	126,895	Bank of America N.A.	06/16/21	$1,231
CAD	1,166,190	USD	923,912	Bank of America N.A.	06/16/21	4,157
CAD	1,297,518	USD	1,027,982	Bank of America N.A.	06/16/21	4,601
USD	47,136	JPY	5,036,000	Morgan Stanley & Co. International PLC	06/16/21	1,622

						11,611

AUD	1,272,545	USD	993,584	Bank of America N.A.	06/16/21	(26,723)
EUR	3,815,321	USD	4,616,364	Bank of America N.A.	06/16/21	(135,438)
JPY	3,156,000	USD	29,184	Bank of America N.A.	06/16/21	(661)
JPY	117,132,382	USD	1,096,269	Bank of America N.A.	06/16/21	(37,653)

						(200,475)

						$(188,864)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$17,651,421	$—	$—	$17,651,421
Fixed-Income Funds	22,897,337	—	—	22,897,337
Money Market Funds	17,106,900	—	—	17,106,900

	$57,655,658	$—	$—	57,655,658

Investments Valued at NAV(a)				64,580,018

				$122,235,676

Derivative Financial Instruments(b)
Assets
Equity Contracts	$83,621	$—	$—	$83,621
Foreign Currency Exchange Contracts	—	11,611	—	11,611
Interest Rate Contracts	183,313	—	—	183,313
Liabilities
Equity Contracts	(126,483)	—	—	(126,483)
Foreign Currency Exchange Contracts	—	(200,475)	—	(200,475)
Interest Rate Contracts	(170,018)	—	—	(170,018)

	$(29,567)	$(188,864)	$—	$(218,431)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3